DERIVATIVE INSTRUMENTS - Fair value amounts of derivative instruments (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Total derivatives, Asset	$ 644	$ 804
Total derivatives, Liability	1,857	13,759	$ 33,152
Foreign currency exchange options
Derivatives, Fair Value [Line Items]
Total derivatives, Asset	644	804
Total derivatives, Liability			1,827
Interest rate swaps
Derivatives, Fair Value [Line Items]
Total derivatives, Liability	$ 1,857	$ 13,759	$ 31,325